Other gains and losses - Summary of Other gains and losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of Other gains and losses [Abstract]
Foreign exchange (losses) gains, net	$ 448,097		$ (89,152)	$ (355,255)
Reimbursement of ADSs service charge	2,412		2,284	2,101
Gain (loss) on valuation of financial assets at fair value through profit or loss	(69,404)	$ (2,259)	15,262	24,015
Compensation income	174		1,524
Others	5,288		4,253	5,872
Total	$ 386,567	$ 12,579	$ (65,829)	$ (323,267)